Expense Example - Channel Short Duration Income Fund	Jan. 22, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,733
Expense Example, with Redemption, 10 Years	$ 3,836